Form N-1A Supplement	Mar. 10, 2026
Pacer S&P 500 3AI Top 100 ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Pacer S&P 500 3AI Top 100 ETF (PSAI)
Supplement dated May 5, 2026 to the Fund’s Prospectus and Statement of Additional Information (“SAI”),
each dated March 10, 2026
The following information replaces the summary section of the Prospectus entitled “Fees and Expenses of the Fund” and “Example” for the Fund:
Pacer S&P 500 3AI Top 100 ETF
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.49%
* Estimated for the current fiscal year
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$50	$157

Please retain this Supplement with your Prospectus and SAI for future reference.